Acceptances	12 Months Ended
Mar. 31, 2018
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Acceptances

18. Acceptances

Acceptances consist of:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Payable under trade financing arrangements	113,304	94,173	1,446

	113,304	94,173	1,446

Acceptances are availed from offshore banks at an interest rate ranging from 1.5% to 3.5% per annum and are repayable within one year from the date of draw down, based on the letter of comfort issued under working capital facilities sanctioned by domestic banks. Some of these working capital facilities are secured by first pari-passu charge over the present and future current assets of the Group.